Accounts payable trade and other accrued liabilities (Schedule of Accounts Payable Trade and Accrued Liabilities) (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Trade accounts payable	$ 5,347,325	$ 4,179,830
Other accrued liabilities	1,266,512	1,547,214
Total accounts payable trade and other accrued liabilities	$ 6,613,837	$ 5,727,044